15 INCOME TAXES: Schedule of deductible temporary differences (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of deductible temporary differences

	December 31, 2017	December 31, 2016	December 31, 2015

Deferred tax assets:
Other temporary differences	16,390	74,838	78,660
Equipment	1,408.601	1,318,118	98,010
Intangible assets	-	1,682	948,570
Share issuance and financing costs	458,062	630,643	791,570
Non-capital loss carry forwards	27,863,262	22,166,482	18,237,240